Intangibles Assets - Summary of Changes in the Value of the Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,067
Ending balance	0	$ 1,067
Internally Generated Development Costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Impairments and disposals		0
Discontinued operations	0
Foreign exchange	0	0
Ending balance	33	33
Internally Generated Development Costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Amortization		0
Discontinued operations	0
Foreign exchange	0	(0)
Ending balance	33	33
Internally Generated Development Costs | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Intellectual Properties | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,969	30,718
Impairments and disposals		(21,184)
Discontinued operations	(4,292)
Foreign exchange	175	1,435
Ending balance	6,852	10,969
Intellectual Properties | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,902	7,366
Amortization		1,895
Discontinued operations	(3,341)
Foreign exchange	291	641
Ending balance	6,852	9,902
Intellectual Properties | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,067
Ending balance	0	1,067
Proprietary Processes | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,323	7,927
Impairments and disposals		(156)
Discontinued operations	(8,080)
Foreign exchange	8	552
Ending balance	251	8,323
Proprietary Processes | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,323	7,722
Amortization		53
Discontinued operations	(8,080)
Foreign exchange	8	548
Ending balance	251	8,323
Proprietary Processes | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Certifications | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	146	136
Impairments and disposals		0
Discontinued operations	(146)
Foreign exchange	(0)	10
Ending balance	0	146
Certifications | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	146	136
Amortization		0
Discontinued operations	(146)
Foreign exchange	(0)	10
Ending balance	0	146
Certifications | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	(0)	0
Customer List | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,471	38,814
Impairments and disposals		(21,340)
Discontinued operations	(12,518)
Foreign exchange	183	1,997
Ending balance	7,136	19,471
Customer List | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	18,404	15,257
Amortization		1,948
Discontinued operations	(11,567)
Foreign exchange	299	1,199
Ending balance	7,136	18,404
Customer List | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,067
Ending balance	$ 0	$ 1,067